Financial instruments - Analysis of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Other investments	£ 498.3	£ 666.7	£ 1,153.5
Cash and short-term deposits	2,969.0	2,643.2
Bank overdrafts, bonds and bank loans	(461.3)	(1,025.1)
Bonds and bank loans	(4,047.3)	(5,634.8)
Payments due to vendors (earnout agreements) (note 20)	(253.8)	(414.7)	£ (630.7)
Derivatives in designated hedge relationships [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		8.4
Derivative liabilities	(21.2)	(14.2)
Financial instruments	(21.2)	(5.8)
Held at fair value through profit or loss [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other investments	255.7	319.6
Derivative assets	1.4	1.3
Derivative liabilities	(1.5)	(2.6)
Payments due to vendors (earnout agreements) (note 20)	(253.8)	(414.7)
Liabilities in respect of put options	(226.8)	(242.0)
Financial instruments	(225.0)	(338.4)
Held at fair value through other comprehensive income [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other investments	242.6	347.1
Financial instruments	242.6	347.1
Amortised cost [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and short-term deposits	2,969.0	2,643.2
Bank overdrafts, bonds and bank loans	(461.3)	(1,025.1)
Bonds and bank loans	(4,047.3)	(5,634.8)
Trade and other receivables: amounts falling due within one year	7,530.8	8,545.6
Trade and other receivables: amounts falling due after more than one year	59.3	68.3
Trade and other payables: amounts falling due within one year	(10,191.6)	(10,637.3)
Trade and other payables: amounts falling due after more than one year	(2.6)	(8.4)
Financial instruments	(4,143.7)	(6,048.5)
Carrying value [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other investments	498.3	666.7
Cash and short-term deposits	2,969.0	2,643.2
Bank overdrafts, bonds and bank loans	(461.3)	(1,025.1)
Bonds and bank loans	(4,047.3)	(5,634.8)
Trade and other receivables: amounts falling due within one year	7,530.8	8,545.6
Trade and other receivables: amounts falling due after more than one year	59.3	68.3
Trade and other payables: amounts falling due within one year	(10,191.6)	(10,637.3)
Trade and other payables: amounts falling due after more than one year	(2.6)	(8.4)
Derivative assets	1.4	9.7
Derivative liabilities	(22.7)	(16.8)
Payments due to vendors (earnout agreements) (note 20)	(253.8)	(414.7)
Liabilities in respect of put options	(226.8)	(242.0)
Financial instruments	£ (4,147.3)	£ (6,045.6)